Document and Entity Information	Jun. 11, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 11, 2025
Entity File Number	000-55006
Entity Registrant Name	MacKenzie Realty Capital, Inc.
Entity Central Index Key	0001550913
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	45-4355424
Entity Address, Address Line One	89 Davis Road, Suite 100
Entity Address, City or Town	Orinda
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94563
City Area Code	925
Local Phone Number	631-9100
Title of 12(b) Security	Common Stock, $0.0001 per value
Trading Symbol	MKZR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false